Right-of-use assets	12 Months Ended
Dec. 31, 2021
Right-of-use assets.
Right-of-use assets

16.         Right-of-use assets

The following is the movement of right-of-use assets for the years ended December 31, 2021 and 2020:

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2020	—	93,472	133,939	150,475	377,886	1,055,198
Additions	22,871	22,190	10,037	20,319	75,417	75,417
Effect of business combinations (Note 12)	75,836	121,042	13,779	19,550	230,207	255,503
Amortization of the period	(6,897)	(39,109)	(61,186)	(86,830)	(194,022)	—
Remeasurements(1)	—	26,057	48,803	5,045	79,905	80,068
Impairment loss	—	(5,802)	(20,608)	(5,373)	(31,783)	—
Disposals	—	(14,540)	—	(98)	(14,638)	(64,726)
Finance cost	—	—	—	—	—	49,694
Repayment of borrowings and interests	—	—	—	—	—	(336,030)
Transfers	(214)	(11,676)	(363)	(1,134)	(13,387)	2,615
Exchange difference	(14,577)	7,436	(3,017)	(2,749)	(12,907)	47,360
Balance as of December 31, 2021	77,019	199,070	121,384	99,205	496,678	1,165,099
(1)	Corresponds mainly to updating rates and conditions in lease contracts.

	Lands and	Plant and		Right-of-use		Lease
	buildings	equipment	Vehicles	assets	Subleases	liabilities
Balance as of December 31, 2019	218,513	97,264	140,448	456,225	29,436	1,290,954
Additions	41,303	14,618	32,582	88,503	—	88,503
Amortization of the period	(52,200)	(29,038)	(98,726)	(179,964)	—	—
Remeasurements (1)	(41,907)	33,686	69,255	61,034	—	76,799
Reversal of impairment	312	29,718	5,844	35,874	—	—
Disposals	(13,343)	(4,321)	—	(17,664)	—	(28,916)
Effect of control loss in subsidiaries	(61,044)	(7,432)	—	(68,476)	(29,436)	(102,671)
Finance cost	—	—	—	—	—	64,988
Repayment of borrowings and interests	—	—	—	—	—	(350,539)
Exchange difference	1,838	(556)	1,072	2,354	—	16,080
Balance as of December 31, 2020	93,472	133,939	150,475	377,886	—	1,055,198
(1)	Corresponds mainly to updating rates and conditions in lease contracts.